Other Payables	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
Other Payables
18	Other Payables

	2024	2023

Brooge International Advisory LLC (BIA)	130,000,000	130,000,000
Accrued interest on BIA litigation	5,285,479	Nil
	135,285,479	130,000,000

On May 27, 2022, the Group had not been able to file the 2021 Form 20-F due to a non-public examination being conducted by the U.S. SEC regarding the consolidated financial statements of the Group. Subsequently, the Audit Committee of the Board of Directors (the “Audit Committee”), engaged independent counsel to conduct under its supervision, an internal examination into the Group’s revenue recognition practices and related matters. As a result of the findings from this internal examination, on August 12, 2022, the Audit Committee, in consultation with the Group’s management, concluded that the previously issued audited consolidated financial statements as of and for the periods ending December 31, 2020, 2019 and 2018, and the previously issued unaudited consolidated financial statements for interim periods therein and the six months ended June 30, 2021, should no longer be relied upon.

In connection with the internal examination, the Group conducted a comprehensive review of the accounting policies, procedures, and internal controls related to revenue recognition. All available customer contracts were assessed based on IFRS 15 Revenue from Contracts with Customers and IFRS 16 Leases. This review identified that the funds received from a related party viz. M/s Al Brooge International Advisory LLC (“BIA”) do not qualify to be recognised as revenue. Due to the qualitative nature of the matters identified in the Group’s internal examination, including the number of years over which the nonqualified revenue was recognized the Group determined that it would be appropriate to rectify the misstatements in the previously issued consolidated financial statements by restating such consolidated financial statements. Accordingly, the amount of USD 74,253,965 which represents funds received from BIA, was reversed from revenue, and re-classified as Other payable under Liabilities for the financial years from 2018 to 2020.

The above changes pertaining to reversal of Revenue and recognition of such amount under Other payable were accounted retrospectively in accordance with IAS 8.

Pending its potential receipt of confirmation or adequate supporting documentation from the party, the Group had taken a conservative approach to recognise this as a liability as at reporting periods.

On April 26, 2023, the Group filed the Form 20-F for the financial years 2018 to 2022 and regained compliance with Nasdaq rules and regulations.

Also, the Committee has decided to be conservative on the BIA relationship and hence has considered BIA to be a related party throughout the years. Please refer to Note 21.

On December 22, 2023, the Group reached a settlement with the U.S. Securities and Exchange Commission (“SEC”) related to alleged fraudulent accounting and offering conduct by the Group. Pursuant to the SEC administrative order, which was entered on December 22, 2023, and which centers on the consolidated financial statements that have since been restated by the Group, Brooge Energy Limited fined to pay a civil money penalty of USD 5,000,000. The Group has taken the view that presenting the penalty in its consolidated financial statements reflects the substance of those transactions, which were related to the Group. On January 3, 2024, the Group fully paid the penalty imposed (Note 16). The administrative order resolved the SEC’s proceedings related to the Group.

Litigation settlement

On December 27, 2023, the Group was served with the UAE court order following a case brought forward by BIA. As a precautionary measure, the Court ordered the imposition of precautionary hold on the movable and immovable funds and also appointed a Judicial Guardian over the Group.

On March 5, 2024, the Federal Supreme Court (equivalent of the Court of Cassation) in the United Arab Emirates rejected the appeals filed by legal team of the Group, relating to the claim and demand for payment from BIA. As a result of the Court’s decision dated March 5, 2024, the Group was ordered to pay USD 130 million, plus four percent interest per annum from December 26, 2023, until the date of payment to BIA. Accordingly, additional provision of USD 55,746,035 was recognized in these consolidated financial statements. USD 74.3 million of the total amount corresponds to liability already recognised in prior periods, while USD 55.7 million corresponds to additional obligations imposed by the Court.

For the year ended 2024, the Group accrued interest of USD 5,285,479 related to this litigation (Note 9).

The legal team of the Group is negotiating with BIA on the execution of payment details and continues to seek alternative ways to discharge this liability by exchange or modification of liability or the recognition of a liability as equity contribution. Pending final outcome of such negotiations the amount due to BIA continues to be disclosed as other payable as per the order of Federal Supreme Court and will be reclassified in accordance with the agreement as and when it is executed.